Significant Accounting Policies, Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	$ 237,020,680
Extension funding of Trust Account	1,300,000
Class A common stock subject to possible redemption	18,853,961	$ 237,020,680
Amount included in cash balance which is reserved for payment of taxes	75,773	0
Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	237,020,680	234,600,000
Redemptions	(223,500,610)	0
Extension funding of Trust Account	1,300,000	0
Remeasurement adjustment of carrying value to redemption value	4,033,891	2,420,680
Class A common stock subject to possible redemption	$ 18,853,961	$ 237,020,680